Quarterly Holdings Report
for

Fidelity® SAI U.S. Large Cap Index Fund

April 30, 2020

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

SV9-QTLY-0620
1.9867777.104

Schedule of Investments April 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
COMMUNICATION SERVICES - 10.8%
Diversified Telecommunication Services - 1.9%
AT&T, Inc.	4,031,151	$122,829,171
CenturyLink, Inc.	541,826	5,754,192
Verizon Communications, Inc.	2,282,252	131,115,377
		259,698,740
Entertainment - 2.0%
Activision Blizzard, Inc.	423,955	27,018,652
Electronic Arts, Inc. (a)	161,118	18,409,343
Live Nation Entertainment, Inc. (a)(b)	77,467	3,475,944
Netflix, Inc. (a)	241,844	101,538,203
Take-Two Interactive Software, Inc. (a)	62,452	7,559,815
The Walt Disney Co.	994,632	107,569,451
		265,571,408
Interactive Media & Services - 5.5%
Alphabet, Inc.:
Class A (a)	165,328	222,647,218
Class C (a)	164,957	222,470,908
Facebook, Inc. Class A (a)	1,327,979	271,850,581
Twitter, Inc. (a)	428,428	12,287,315
		729,256,022
Media - 1.3%
Charter Communications, Inc. Class A (a)	86,519	42,846,804
Comcast Corp. Class A	2,505,231	94,271,843
Discovery Communications, Inc.:
Class A (a)(b)	86,925	1,948,859
Class C (non-vtg.) (a)	185,614	3,788,382
DISH Network Corp. Class A (a)	141,768	3,546,327
Fox Corp.:
Class A (b)	195,971	5,069,770
Class B	89,238	2,280,923
Interpublic Group of Companies, Inc.	214,738	3,646,251
News Corp.:
Class A	214,250	2,123,218
Class B	66,309	677,678
Omnicom Group, Inc. (b)	120,157	6,852,554
ViacomCBS, Inc. Class B	298,549	5,152,956
		172,205,565
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	210,066	18,443,795

TOTAL COMMUNICATION SERVICES		1,445,175,530

CONSUMER DISCRETIONARY - 10.4%
Auto Components - 0.1%
Aptiv PLC	140,917	9,800,777
BorgWarner, Inc.	113,517	3,243,181
		13,043,958
Automobiles - 0.2%
Ford Motor Co. (b)	2,149,704	10,941,993
General Motors Co.	693,949	15,468,123
Harley-Davidson, Inc.	84,820	1,851,621
		28,261,737
Distributors - 0.1%
Genuine Parts Co.	80,196	6,357,939
LKQ Corp. (a)	169,570	4,434,256
		10,792,195
Diversified Consumer Services - 0.0%
H&R Block, Inc. (b)	107,333	1,787,094
Hotels, Restaurants & Leisure - 1.6%
Carnival Corp. (b)	257,963	4,101,612
Chipotle Mexican Grill, Inc. (a)	14,107	12,393,705
Darden Restaurants, Inc.	72,047	5,316,348
Hilton Worldwide Holdings, Inc.	155,645	11,783,883
Las Vegas Sands Corp.	186,447	8,953,185
Marriott International, Inc. Class A	149,711	13,614,718
McDonald's Corp.	415,555	77,941,496
MGM Mirage, Inc. (b)	284,749	4,792,326
Norwegian Cruise Line Holdings Ltd. (a)	116,961	1,918,160
Royal Caribbean Cruises Ltd. (b)	95,131	4,449,277
Starbucks Corp.	651,667	50,002,409
Wynn Resorts Ltd. (b)	53,417	4,568,756
Yum! Brands, Inc.	166,862	14,421,883
		214,257,758
Household Durables - 0.3%
D.R. Horton, Inc.	185,051	8,738,108
Garmin Ltd.	79,738	6,471,536
Leggett & Platt, Inc.	72,346	2,541,515
Lennar Corp. Class A	154,448	7,733,211
Mohawk Industries, Inc. (a)(b)	32,680	2,866,690
Newell Brands, Inc.	209,484	2,907,638
NVR, Inc. (a)	1,917	5,942,700
PulteGroup, Inc.	140,958	3,984,883
Whirlpool Corp. (b)	34,973	3,907,883
		45,094,164
Internet & Direct Marketing Retail - 4.7%
Amazon.com, Inc. (a)	229,824	568,584,576
eBay, Inc.	421,989	16,807,822
Expedia, Inc.	77,185	5,478,591
The Booking Holdings, Inc. (a)	23,097	34,196,725
		625,067,714
Leisure Products - 0.0%
Hasbro, Inc.	70,283	5,075,135
Multiline Retail - 0.5%
Dollar General Corp.	140,503	24,630,176
Dollar Tree, Inc. (a)	130,616	10,406,177
Kohl's Corp.	86,067	1,588,797
Nordstrom, Inc. (b)	58,888	1,105,917
Target Corp.	279,647	30,688,462
		68,419,529
Specialty Retail - 2.3%
Advance Auto Parts, Inc.	38,284	4,628,918
AutoZone, Inc. (a)	13,149	13,416,188
Best Buy Co., Inc.	125,677	9,643,196
CarMax, Inc. (a)(b)	90,746	6,683,443
Gap, Inc. (b)	117,312	952,573
L Brands, Inc. (b)	127,667	1,517,961
Lowe's Companies, Inc.	422,988	44,307,993
O'Reilly Automotive, Inc. (a)	41,755	16,131,627
Ross Stores, Inc. (b)	199,622	18,237,466
The Home Depot, Inc.	601,970	132,331,065
Tiffany & Co., Inc.	59,570	7,535,605
TJX Companies, Inc.	669,218	32,825,143
Tractor Supply Co.	65,334	6,626,828
Ulta Beauty, Inc. (a)	31,546	6,874,504
		301,712,510
Textiles, Apparel & Luxury Goods - 0.6%
Capri Holdings Ltd. (a)(b)	83,358	1,271,210
Hanesbrands, Inc.	198,833	1,976,400
NIKE, Inc. Class B	687,693	59,953,076
PVH Corp.	40,759	2,006,566
Ralph Lauren Corp. (b)	27,341	2,017,219
Tapestry, Inc.	151,689	2,257,132
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	104,357	1,087,400
Class C (non-vtg.) (a)	105,951	982,166
VF Corp.	180,819	10,505,584
		82,056,753

TOTAL CONSUMER DISCRETIONARY		1,395,568,547

CONSUMER STAPLES - 7.3%
Beverages - 1.8%
Brown-Forman Corp. Class B (non-vtg.) (b)	100,573	6,255,641
Constellation Brands, Inc. Class A (sub. vtg.)	92,431	15,222,461
Molson Coors Beverage Co. Class B	103,833	4,258,191
Monster Beverage Corp. (a)	210,624	13,018,669
PepsiCo, Inc.	769,478	101,794,245
The Coca-Cola Co.	2,127,851	97,647,082
		238,196,289
Food & Staples Retailing - 1.6%
Costco Wholesale Corp.	243,791	73,868,673
Kroger Co.	442,585	13,990,112
Sysco Corp.	281,553	15,842,987
Walgreens Boots Alliance, Inc.	413,742	17,910,891
Walmart, Inc.	782,833	95,153,351
		216,766,014
Food Products - 1.1%
Archer Daniels Midland Co.	307,155	11,407,737
Campbell Soup Co.	93,355	4,665,883
Conagra Brands, Inc.	268,554	8,980,446
General Mills, Inc.	333,507	19,973,734
Hormel Foods Corp.	153,406	7,187,071
Kellogg Co.	137,387	8,998,849
Lamb Weston Holdings, Inc.	80,724	4,953,225
McCormick & Co., Inc. (non-vtg.)	68,184	10,693,979
Mondelez International, Inc.	794,488	40,868,463
The Hershey Co.	81,828	10,836,482
The J.M. Smucker Co.	62,932	7,231,516
The Kraft Heinz Co.	343,691	10,424,148
Tyson Foods, Inc. Class A	162,886	10,129,880
		156,351,413
Household Products - 1.8%
Church & Dwight Co., Inc.	135,430	9,478,746
Clorox Co.	69,260	12,912,834
Colgate-Palmolive Co.	472,965	33,235,251
Kimberly-Clark Corp.	189,167	26,195,846
Procter & Gamble Co.	1,376,178	162,210,101
		244,032,778
Personal Products - 0.2%
Coty, Inc. Class A	162,543	885,859
Estee Lauder Companies, Inc. Class A	122,823	21,665,977
		22,551,836
Tobacco - 0.8%
Altria Group, Inc.	1,030,879	40,462,001
Philip Morris International, Inc.	858,566	64,049,024
		104,511,025

TOTAL CONSUMER STAPLES		982,409,355

ENERGY - 3.0%
Energy Equipment & Services - 0.2%
Baker Hughes Co. Class A	359,101	5,009,459
Halliburton Co. (b)	485,372	5,096,406
Helmerich & Payne, Inc.	59,617	1,178,628
National Oilwell Varco, Inc.	212,110	2,681,070
Schlumberger Ltd.	764,567	12,860,017
TechnipFMC PLC	231,026	2,058,442
		28,884,022
Oil, Gas & Consumable Fuels - 2.8%
Apache Corp.	206,722	2,703,924
Cabot Oil & Gas Corp.	225,440	4,874,013
Chevron Corp.	1,043,503	96,002,276
Concho Resources, Inc.	111,029	6,297,565
ConocoPhillips Co.	605,597	25,495,634
Devon Energy Corp.	212,749	2,652,980
Diamondback Energy, Inc.	88,587	3,857,078
EOG Resources, Inc.	321,105	15,255,699
Exxon Mobil Corp.	2,335,034	108,509,030
Hess Corp. (b)	142,989	6,954,985
HollyFrontier Corp.	81,625	2,696,890
Kinder Morgan, Inc.	1,075,137	16,374,337
Marathon Oil Corp.	439,752	2,691,282
Marathon Petroleum Corp.	358,369	11,496,478
Noble Energy, Inc.	262,940	2,579,441
Occidental Petroleum Corp. (b)	493,190	8,186,954
ONEOK, Inc.	228,027	6,824,848
Phillips 66 Co.	245,251	17,945,016
Pioneer Natural Resources Co.	91,445	8,166,953
The Williams Companies, Inc.	668,968	12,957,910
Valero Energy Corp.	226,636	14,357,391
		376,880,684

TOTAL ENERGY		405,764,706

FINANCIALS - 10.5%
Banks - 4.0%
Bank of America Corp.	4,467,596	107,445,684
Citigroup, Inc.	1,204,789	58,504,554
Citizens Financial Group, Inc.	240,096	5,375,749
Comerica, Inc.	79,246	2,762,516
Fifth Third Bancorp	391,637	7,319,696
First Republic Bank	93,006	9,699,596
Huntington Bancshares, Inc.	570,550	5,271,882
JPMorgan Chase & Co.	1,730,847	165,745,909
KeyCorp	543,640	6,333,406
M&T Bank Corp.	72,826	8,162,338
Peoples United Financial, Inc.	244,153	3,098,302
PNC Financial Services Group, Inc.	241,817	25,794,619
Regions Financial Corp.	532,686	5,726,375
SVB Financial Group (a)	28,479	5,501,288
Truist Financial Corp.	740,078	27,619,711
U.S. Bancorp	784,355	28,628,958
Wells Fargo & Co.	2,123,953	61,700,835
Zions Bancorp NA	93,711	2,962,205
		537,653,623
Capital Markets - 2.6%
Ameriprise Financial, Inc.	69,915	8,036,030
Bank of New York Mellon Corp.	463,093	17,384,511
BlackRock, Inc. Class A	65,078	32,671,759
Cboe Global Markets, Inc.	61,202	6,082,255
Charles Schwab Corp.	630,911	23,797,963
CME Group, Inc.	197,754	35,241,740
E*TRADE Financial Corp.	124,818	5,068,859
Franklin Resources, Inc. (b)	153,332	2,888,775
Goldman Sachs Group, Inc.	175,863	32,256,791
Intercontinental Exchange, Inc.	307,279	27,486,107
Invesco Ltd.	204,600	1,763,652
MarketAxess Holdings, Inc.	20,927	9,521,994
Moody's Corp.	89,602	21,853,928
Morgan Stanley	642,685	25,341,070
MSCI, Inc.	46,747	15,286,269
Northern Trust Corp.	116,930	9,256,179
Raymond James Financial, Inc.	68,253	4,499,238
S&P Global, Inc.	134,871	39,501,018
State Street Corp.	200,667	12,650,048
T. Rowe Price Group, Inc.	128,944	14,909,795
The NASDAQ OMX Group, Inc.	63,310	6,943,208
		352,441,189
Consumer Finance - 0.5%
American Express Co.	370,259	33,786,134
Capital One Financial Corp.	256,988	16,642,543
Discover Financial Services	172,992	7,433,466
Synchrony Financial	311,688	6,168,306
		64,030,449
Diversified Financial Services - 1.5%
Berkshire Hathaway, Inc. Class B (a)	1,079,385	202,233,574
Insurance - 1.9%
AFLAC, Inc.	404,920	15,079,221
Allstate Corp.	178,711	18,178,483
American International Group, Inc.	480,027	12,207,087
Aon PLC	129,185	22,306,374
Arthur J. Gallagher & Co.	102,871	8,075,374
Assurant, Inc.	33,566	3,566,052
Chubb Ltd.	250,069	27,009,953
Cincinnati Financial Corp.	83,832	5,516,146
Everest Re Group Ltd.	22,562	3,906,159
Globe Life, Inc.	55,072	4,534,628
Hartford Financial Services Group, Inc.	198,811	7,552,830
Lincoln National Corp.	109,813	3,895,067
Loews Corp.	141,391	4,900,612
Marsh & McLennan Companies, Inc.	278,454	27,101,928
MetLife, Inc.	431,238	15,559,067
Principal Financial Group, Inc.	142,750	5,197,528
Progressive Corp.	322,599	24,936,903
Prudential Financial, Inc.	221,809	13,834,227
The Travelers Companies, Inc.	142,409	14,413,215
Unum Group	113,391	1,978,673
W.R. Berkley Corp.	80,244	4,333,176
Willis Group Holdings PLC	70,933	12,646,645
		256,729,348

TOTAL FINANCIALS		1,413,088,183

HEALTH CARE - 15.3%
Biotechnology - 2.4%
AbbVie, Inc. (b)	816,071	67,081,036
Alexion Pharmaceuticals, Inc. (a)	122,112	13,123,377
Amgen, Inc.	327,893	78,438,563
Biogen, Inc. (a)	99,573	29,556,254
Gilead Sciences, Inc.	698,161	58,645,524
Incyte Corp. (a)(b)	98,653	9,634,452
Regeneron Pharmaceuticals, Inc. (a)	44,081	23,181,316
Vertex Pharmaceuticals, Inc. (a)	141,899	35,645,029
		315,305,551
Health Care Equipment & Supplies - 3.7%
Abbott Laboratories	975,296	89,815,009
Abiomed, Inc. (a)	24,977	4,776,851
Align Technology, Inc. (a)	39,575	8,502,689
Baxter International, Inc.	281,734	25,012,345
Becton, Dickinson & Co.	149,248	37,689,597
Boston Scientific Corp. (a)	769,086	28,825,343
Danaher Corp.	352,762	57,662,477
Dentsply Sirona, Inc.	122,878	5,214,942
Edwards Lifesciences Corp. (a)	115,091	25,032,293
Hologic, Inc. (a)	147,949	7,412,245
IDEXX Laboratories, Inc. (a)(b)	47,335	13,140,196
Intuitive Surgical, Inc. (a)	63,773	32,580,350
Medtronic PLC	739,653	72,212,322
ResMed, Inc.	79,339	12,322,933
STERIS PLC (b)	46,777	6,665,723
Stryker Corp.	177,678	33,124,510
Teleflex, Inc.	25,543	8,567,122
The Cooper Companies, Inc.	27,348	7,840,672
Varian Medical Systems, Inc. (a)	50,195	5,741,304
Zimmer Biomet Holdings, Inc.	113,496	13,585,471
		495,724,394
Health Care Providers & Services - 3.0%
AmerisourceBergen Corp.	82,935	7,435,952
Anthem, Inc.	139,920	39,279,742
Cardinal Health, Inc.	161,421	7,987,111
Centene Corp. (a)	322,155	21,449,080
Cigna Corp.	206,052	40,340,861
CVS Health Corp.	717,894	44,186,376
DaVita HealthCare Partners, Inc. (a)	49,617	3,920,239
HCA Holdings, Inc.	145,975	16,039,733
Henry Schein, Inc. (a)(b)	81,125	4,426,180
Humana, Inc.	73,072	27,900,351
Laboratory Corp. of America Holdings (a)	53,571	8,809,751
McKesson Corp.	89,119	12,588,059
Quest Diagnostics, Inc.	74,311	8,182,384
UnitedHealth Group, Inc.	522,810	152,906,241
Universal Health Services, Inc. Class B	44,396	4,692,213
		400,144,273
Health Care Technology - 0.1%
Cerner Corp.	173,311	12,026,050
Life Sciences Tools & Services - 1.1%
Agilent Technologies, Inc.	170,774	13,091,535
Illumina, Inc. (a)	81,121	25,880,033
IQVIA Holdings, Inc. (a)	99,585	14,199,825
Mettler-Toledo International, Inc. (a)	13,440	9,675,994
PerkinElmer, Inc.	61,359	5,554,830
Thermo Fisher Scientific, Inc.	221,282	74,058,660
Waters Corp. (a)	35,557	6,649,159
		149,110,036
Pharmaceuticals - 5.0%
Allergan PLC	181,148	33,936,266
Bristol-Myers Squibb Co.	1,293,578	78,662,478
Eli Lilly & Co.	466,249	72,100,745
Johnson & Johnson	1,452,350	217,910,594
Merck & Co., Inc.	1,404,945	111,468,336
Mylan NV (a)	285,289	4,784,297
Perrigo Co. PLC	75,303	4,013,650
Pfizer, Inc.	3,053,899	117,147,566
Zoetis, Inc. Class A	262,831	33,986,677
		674,010,609

TOTAL HEALTH CARE		2,046,320,913

INDUSTRIALS - 7.9%
Aerospace & Defense - 1.7%
General Dynamics Corp.	129,300	16,889,166
Harris Corp.	121,984	23,628,301
Howmet Aerospace, Inc.	212,950	2,783,257
Huntington Ingalls Industries, Inc.	22,617	4,329,120
Lockheed Martin Corp.	136,972	53,290,326
Northrop Grumman Corp.	86,491	28,599,979
Raytheon Technologies Corp.	810,014	52,497,007
Textron, Inc.	126,373	3,331,192
The Boeing Co. (b)	295,040	41,606,541
TransDigm Group, Inc.	27,481	9,977,801
		236,932,690
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	74,691	5,295,592
Expeditors International of Washington, Inc.	93,969	6,728,650
FedEx Corp.	132,466	16,792,715
United Parcel Service, Inc. Class B	386,699	36,604,927
		65,421,884
Airlines - 0.2%
Alaska Air Group, Inc.	67,713	2,202,027
American Airlines Group, Inc. (b)	214,325	2,574,043
Delta Air Lines, Inc.	317,602	8,229,068
Southwest Airlines Co.	290,701	9,084,406
United Airlines Holdings, Inc. (a)(b)	138,029	4,082,898
		26,172,442
Building Products - 0.4%
A.O. Smith Corp.	75,347	3,193,206
Allegion PLC	51,332	5,160,919
Carrier Global Corp. (a)	447,704	7,928,838
Fortune Brands Home & Security, Inc.	77,031	3,712,894
Johnson Controls International PLC	425,740	12,393,291
Masco Corp.	156,784	6,434,415
Trane Technologies PLC	132,220	11,558,672
		50,382,235
Commercial Services & Supplies - 0.4%
Cintas Corp. (b)	46,269	10,263,852
Copart, Inc. (a)	112,887	9,043,378
Republic Services, Inc.	116,279	9,109,297
Rollins, Inc.	77,405	3,096,200
Waste Management, Inc.	215,409	21,545,208
		53,057,935
Construction & Engineering - 0.1%
Jacobs Engineering Group, Inc.	74,803	6,189,948
Quanta Services, Inc.	78,225	2,844,261
		9,034,209
Electrical Equipment - 0.4%
AMETEK, Inc.	126,131	10,578,607
Eaton Corp. PLC	228,128	19,048,688
Emerson Electric Co.	336,163	19,171,376
Rockwell Automation, Inc.	63,763	12,081,813
		60,880,484
Industrial Conglomerates - 1.2%
3M Co.	317,336	48,209,685
General Electric Co.	4,819,583	32,773,164
Honeywell International, Inc.	394,290	55,949,751
Roper Technologies, Inc.	57,420	19,581,943
		156,514,543
Machinery - 1.5%
Caterpillar, Inc.	304,978	35,493,340
Cummins, Inc.	84,533	13,821,146
Deere & Co.	173,758	25,205,335
Dover Corp.	80,153	7,506,328
Flowserve Corp.	71,938	2,026,493
Fortive Corp.	163,071	10,436,544
Gardner Denver Holdings, Inc. (a)(b)	191,113	5,557,566
IDEX Corp.	41,974	6,448,466
Illinois Tool Works, Inc.	161,402	26,227,825
Otis Worldwide Corp. (a)	223,849	11,396,153
PACCAR, Inc.	190,850	13,212,546
Parker Hannifin Corp.	70,893	11,209,601
Pentair PLC	92,408	3,196,393
Snap-On, Inc.	30,351	3,954,432
Stanley Black & Decker, Inc.	83,886	9,244,237
Westinghouse Air Brake Co.	100,566	5,673,934
Xylem, Inc.	99,378	7,145,278
		197,755,617
Professional Services - 0.3%
Equifax, Inc.	66,829	9,282,548
IHS Markit Ltd.	221,282	14,892,279
Nielsen Holdings PLC	195,601	2,881,203
Robert Half International, Inc.	64,629	3,055,013
Verisk Analytics, Inc.	90,456	13,824,390
		43,935,433
Road & Rail - 1.0%
CSX Corp.	429,103	28,419,492
J.B. Hunt Transport Services, Inc.	47,112	4,763,965
Kansas City Southern	54,689	7,139,649
Norfolk Southern Corp.	143,880	24,617,868
Old Dominion Freight Lines, Inc.	52,851	7,678,722
Union Pacific Corp.	383,077	61,211,874
		133,831,570
Trading Companies & Distributors - 0.2%
Fastenal Co.	316,481	11,462,942
United Rentals, Inc. (a)	41,541	5,338,019
W.W. Grainger, Inc.	24,077	6,635,140
		23,436,101

TOTAL INDUSTRIALS		1,057,355,143

INFORMATION TECHNOLOGY - 25.6%
Communications Equipment - 1.0%
Arista Networks, Inc. (a)	29,935	6,564,746
Cisco Systems, Inc.	2,341,006	99,211,834
F5 Networks, Inc. (a)	33,612	4,680,807
Juniper Networks, Inc.	185,055	3,997,188
Motorola Solutions, Inc.	94,542	13,596,085
		128,050,660
Electronic Equipment & Components - 0.5%
Amphenol Corp. Class A	163,647	14,443,484
CDW Corp.	79,305	8,786,994
Corning, Inc.	424,531	9,343,927
FLIR Systems, Inc.	73,749	3,200,707
IPG Photonics Corp. (a)(b)	19,547	2,528,014
Keysight Technologies, Inc. (a)	103,532	10,018,792
TE Connectivity Ltd.	184,604	13,561,010
Zebra Technologies Corp. Class A (a)(b)	29,760	6,834,682
		68,717,610
IT Services - 5.6%
Accenture PLC Class A	350,449	64,899,650
Akamai Technologies, Inc. (a)	89,175	8,713,289
Alliance Data Systems Corp.	22,568	1,129,980
Automatic Data Processing, Inc.	238,773	35,025,611
Broadridge Financial Solutions, Inc. (b)	63,269	7,339,204
Cognizant Technology Solutions Corp. Class A	302,169	17,531,845
DXC Technology Co.	140,731	2,551,453
Fidelity National Information Services, Inc.	339,158	44,731,549
Fiserv, Inc. (a)	315,156	32,479,977
FleetCor Technologies, Inc. (a)	47,889	11,553,221
Gartner, Inc. (a)	49,395	5,868,620
Global Payments, Inc.	165,849	27,534,251
IBM Corp.	488,731	61,365,064
Jack Henry & Associates, Inc.	42,452	6,943,025
Leidos Holdings, Inc.	73,422	7,254,828
MasterCard, Inc. Class A	489,879	134,702,029
Paychex, Inc.	175,787	12,044,925
PayPal Holdings, Inc. (a)	647,962	79,699,326
The Western Union Co. (b)	231,788	4,420,197
VeriSign, Inc. (a)	57,020	11,945,120
Visa, Inc. Class A	944,651	168,828,027
		746,561,191
Semiconductors & Semiconductor Equipment - 4.5%
Advanced Micro Devices, Inc. (a)	645,459	33,815,597
Analog Devices, Inc.	203,247	22,275,871
Applied Materials, Inc.	509,760	25,324,877
Broadcom, Inc.	218,899	59,457,346
Intel Corp.	2,400,491	143,981,450
KLA-Tencor Corp.	87,075	14,288,137
Lam Research Corp.	80,058	20,437,206
Maxim Integrated Products, Inc.	149,333	8,210,328
Microchip Technology, Inc.	131,880	11,569,832
Micron Technology, Inc. (a)	610,911	29,256,528
NVIDIA Corp.	337,724	98,709,971
Qorvo, Inc. (a)	64,140	6,287,644
Qualcomm, Inc.	630,130	49,572,327
Skyworks Solutions, Inc.	94,019	9,766,694
Texas Instruments, Inc.	515,851	59,874,826
Xilinx, Inc.	138,774	12,128,848
		604,957,482
Software - 8.6%
Adobe, Inc. (a)	267,133	94,468,914
ANSYS, Inc. (a)(b)	47,228	12,365,707
Autodesk, Inc. (a)	121,425	22,722,260
Cadence Design Systems, Inc. (a)	154,845	12,562,575
Citrix Systems, Inc. (b)	63,468	9,203,495
Fortinet, Inc. (a)	78,336	8,439,921
Intuit, Inc.	143,646	38,757,127
Microsoft Corp.	4,209,866	754,450,064
Nortonlifelock, Inc.	316,411	6,730,062
Oracle Corp.	1,195,544	63,327,966
Paycom Software, Inc. (a)(b)	27,079	7,068,161
Salesforce.com, Inc. (a)	489,479	79,271,124
ServiceNow, Inc. (a)	104,076	36,586,877
Synopsys, Inc. (a)	82,958	13,034,361
		1,158,988,614
Technology Hardware, Storage & Peripherals - 5.4%
Apple, Inc.	2,304,847	677,164,049
Hewlett Packard Enterprise Co.	714,182	7,184,671
HP, Inc.	817,755	12,683,380
NetApp, Inc.	126,051	5,517,252
Seagate Technology LLC (b)	127,603	6,373,770
Western Digital Corp.	164,142	7,563,663
Xerox Holdings Corp.	102,207	1,869,366
		718,356,151

TOTAL INFORMATION TECHNOLOGY		3,425,631,708

MATERIALS - 2.5%
Chemicals - 1.7%
Air Products & Chemicals, Inc.	121,631	27,437,521
Albemarle Corp. U.S. (b)	58,693	3,605,511
Celanese Corp. Class A	66,752	5,545,089
CF Industries Holdings, Inc.	120,412	3,311,330
Corteva, Inc.	413,011	10,816,758
Dow, Inc.	409,216	15,014,135
DuPont de Nemours, Inc.	408,831	19,223,234
Eastman Chemical Co.	75,173	4,548,718
Ecolab, Inc.	138,373	26,775,176
FMC Corp.	71,532	6,573,791
International Flavors & Fragrances, Inc. (b)	58,917	7,719,895
Linde PLC	296,415	54,537,396
LyondellBasell Industries NV Class A	141,654	8,208,849
PPG Industries, Inc.	130,467	11,850,318
Sherwin-Williams Co.	45,333	24,315,261
The Mosaic Co.	192,212	2,212,360
		231,695,342
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	34,497	6,562,364
Vulcan Materials Co.	73,020	8,249,069
		14,811,433
Containers & Packaging - 0.4%
Amcor PLC	893,921	8,018,471
Avery Dennison Corp.	46,124	5,091,628
Ball Corp.	180,468	11,836,896
International Paper Co.	216,327	7,409,200
Packaging Corp. of America	52,315	5,056,245
Sealed Air Corp. (b)	84,944	2,428,549
WestRock Co.	142,595	4,590,133
		44,431,122
Metals & Mining - 0.3%
Freeport-McMoRan, Inc.	800,776	7,070,852
Newmont Corp.	452,398	26,908,633
Nucor Corp. (b)	167,331	6,892,364
		40,871,849

TOTAL MATERIALS		331,809,746

REAL ESTATE - 2.9%
Equity Real Estate Investment Trusts (REITs) - 2.8%
Alexandria Real Estate Equities, Inc.	67,648	10,626,824
American Tower Corp.	244,432	58,174,816
Apartment Investment & Management Co. Class A	81,848	3,083,214
AvalonBay Communities, Inc.	77,066	12,557,905
Boston Properties, Inc.	79,351	7,711,330
Crown Castle International Corp.	229,438	36,579,300
Digital Realty Trust, Inc.	145,057	21,684,571
Duke Realty Corp.	202,817	7,037,750
Equinix, Inc.	47,059	31,774,237
Equity Residential (SBI)	192,634	12,532,768
Essex Property Trust, Inc.	36,465	8,901,107
Extra Space Storage, Inc.	71,471	6,306,601
Federal Realty Investment Trust (SBI)	38,612	3,215,221
HCP, Inc.	273,154	7,140,246
Host Hotels & Resorts, Inc.	396,422	4,879,955
Iron Mountain, Inc.	158,876	3,841,622
Kimco Realty Corp.	232,110	2,532,320
Mid-America Apartment Communities, Inc.	62,935	7,043,685
Prologis, Inc.	407,386	36,351,053
Public Storage	82,890	15,371,951
Realty Income Corp.	189,111	10,385,976
Regency Centers Corp.	92,785	4,074,189
SBA Communications Corp. Class A	62,139	18,015,339
Simon Property Group, Inc.	169,350	11,307,500
SL Green Realty Corp.	44,811	2,377,224
UDR, Inc.	161,769	6,061,484
Ventas, Inc.	205,786	6,657,177
Vornado Realty Trust	87,705	3,843,233
Welltower, Inc.	223,921	11,471,473
Weyerhaeuser Co.	411,236	8,993,731
		380,533,802
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	184,714	7,929,772

TOTAL REAL ESTATE		388,463,574

UTILITIES - 3.2%
Electric Utilities - 2.0%
Alliant Energy Corp.	132,630	6,439,187
American Electric Power Co., Inc.	272,541	22,650,883
Duke Energy Corp.	402,276	34,056,686
Edison International	197,884	11,617,770
Entergy Corp.	109,844	10,491,200
Evergy, Inc.	125,739	7,346,930
Eversource Energy	178,646	14,416,732
Exelon Corp.	536,436	19,891,047
FirstEnergy Corp.	298,159	12,305,022
NextEra Energy, Inc.	269,718	62,337,224
NRG Energy, Inc.	139,053	4,662,447
Pinnacle West Capital Corp.	62,115	4,782,234
PPL Corp.	423,652	10,769,234
Southern Co.	578,698	32,829,538
Xcel Energy, Inc.	289,341	18,390,514
		272,986,648
Gas Utilities - 0.1%
Atmos Energy Corp.	65,847	6,714,419
Independent Power and Renewable Electricity Producers - 0.0%
The AES Corp.	366,852	4,860,789
Multi-Utilities - 1.0%
Ameren Corp.	135,748	9,875,667
CenterPoint Energy, Inc.	277,544	4,726,574
CMS Energy Corp.	156,608	8,940,751
Consolidated Edison, Inc.	183,448	14,455,702
Dominion Energy, Inc.	454,211	35,033,294
DTE Energy Co.	106,006	10,997,062
NiSource, Inc.	206,306	5,180,344
Public Service Enterprise Group, Inc.	279,066	14,151,437
Sempra Energy	155,556	19,265,611
WEC Energy Group, Inc.	174,045	15,759,775
		138,386,217
Water Utilities - 0.1%
American Water Works Co., Inc.	99,735	12,136,752

TOTAL UTILITIES		435,084,825

TOTAL COMMON STOCKS
(Cost $10,541,631,443)		13,326,672,230

Money Market Funds - 1.2%
Fidelity Cash Central Fund 0.16% (c)	57,954,314	57,971,701
Fidelity Securities Lending Cash Central Fund 0.11% (c)(d)	97,009,899	97,019,600
TOTAL MONEY MARKET FUNDS
(Cost $154,991,301)		154,991,301
TOTAL INVESTMENT IN SECURITIES - 100.6%
(Cost $10,696,622,744)		13,481,663,531
NET OTHER ASSETS (LIABILITIES) - (0.6)%(e)		(74,075,576)
NET ASSETS - 100%		$13,407,587,955

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	515	June 2020	$74,736,800	$861,099	$861,099

The notional amount of futures purchased as a percentage of Net Assets is 0.6%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

 (e) Includes $6,336,000 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$640,438
Fidelity Securities Lending Cash Central Fund	567,374
Total	$1,207,812

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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